UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,		EH1 3AN
(Address of principal executive offices)		(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

September 30, 2017 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 98.1%
ARGENTINA — 2.5%
MercadoLibre, Inc.	189,448	$49,053,771

AUSTRALIA — 2.2%
Brambles Ltd.	1,930,580	13,664,728
Cochlear Ltd.	188,645	23,596,519
SEEK Ltd.	494,577	6,457,760
		43,719,007
BRAZIL — 1.4%
Kroton Educacional SA	4,231,400	26,680,472

CANADA — 4.6%
Constellation Software, Inc.	46,465	25,350,097
Fairfax Financial Holdings Ltd.	64,827	33,736,018
Restaurant Brands International, Inc.	319,107	20,388,067
Ritchie Bros. Auctioneers, Inc.	365,837	11,567,766
		91,041,948
CHINA — 4.0%
Alibaba Group Holding Ltd. ADR (a)	161,619	27,913,217
Baidu, Inc. ADR (a)	129,837	32,159,327
Ctrip.com International Ltd. ADR (a)	362,804	19,134,283
		79,206,827
DENMARK — 4.6%
DSV A/S	410,014	31,061,024
Novo Nordisk A/S, B Shares	478,777	23,018,990
Novozymes A/S, B Shares	369,775	18,994,470
Pandora A/S	180,729	17,869,085
		90,943,569
FINLAND — 1.9%
Kone Oyj, B Shares	392,382	20,799,780
Sampo Oyj, A Shares	322,198	17,052,054
		37,851,834
FRANCE — 3.8%
Bureau Veritas SA	689,184	17,785,927
Edenred	665,077	18,079,859
Essilor International SA	123,523	15,309,049
Legrand SA	337,701	24,371,762
		75,546,597
GERMANY — 6.3%
Brenntag AG	254,250	14,173,304
Continental AG	69,372	17,618,247
Deutsche Boerse AG	311,593	33,829,611

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
GERMANY (continued)
MTU Aero Engines AG	99,476	$15,885,489
SAP SE	392,158	42,998,025
		124,504,676
HONG KONG — 3.7%
AIA Group Ltd.	3,121,200	23,107,183
Hang Seng Bank Ltd.	952,100	23,276,611
Hong Kong Exchanges & Clearing Ltd.	1,008,500	27,237,659
		73,621,453
IRELAND — 4.9%
CRH PLC	594,853	22,590,351
James Hardie Industries PLC SE CDI	901,764	12,586,345
Kingspan Group PLC	468,057	19,903,901
Ryanair Holdings PLC ADR (a)	399,975	42,165,365
		97,245,962
JAPAN — 11.8%
DENSO Corp.	427,300	21,625,814
FANUC Corp.	88,400	17,923,421
Japan Exchange Group, Inc.	2,179,600	38,609,533
Nidec Corp.	198,300	24,377,196
Rakuten, Inc.	1,873,500	20,454,404
Shimano, Inc.	132,600	17,664,871
SMC Corp.	81,600	28,834,289
Square Enix Holdings Co. Ltd.	422,600	15,915,494
Sumitomo Mitsui Trust Holdings, Inc.	592,700	21,409,929
Toyota Tsusho Corp.	764,700	25,132,322
		231,947,273
NETHERLANDS — 3.0%
Heineken Holding NV	316,243	29,711,092
Unilever NV CVA	502,917	29,727,726
		59,438,818
PERU — 1.1%
Credicorp Ltd.	109,124	22,372,602

RUSSIA — 1.3%
Magnit PJSC GDR Reg S	597,965	24,482,002

SINGAPORE — 1.4%
United Overseas Bank Ltd.	1,557,972	27,055,367

SOUTH AFRICA — 3.4%
Naspers Ltd., N Shares	314,274	67,937,438

SOUTH KOREA — 4.6%
NAVER Corp.	25,336	16,530,008

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
SOUTH KOREA (continued)
Samsung Electronics Co., Ltd.	33,132	$74,554,415
		91,084,423
SPAIN — 2.7%
Bankinter SA	2,219,797	21,023,671
Inditex SA	841,522	31,725,386
		52,749,057
SWEDEN — 4.2%
Atlas Copco AB, B Shares	1,207,044	46,890,911
Svenska Handelsbanken AB, A Shares	2,421,926	36,591,192
		83,482,103
SWITZERLAND — 5.6%
Compagnie Financiere Richemont SA	241,267	22,084,618
Credit Suisse Group AG (a)	1,111,351	17,608,908
LafargeHolcim Ltd. (a)	224,991	13,142,927
Nestle SA	570,353	47,876,145
SGS SA	4,229	10,154,994
		110,867,592
TAIWAN — 5.2%
Hon Hai Precision Industry Co., Ltd.	1,728,000	6,001,185
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,630,696	18,414,872
Taiwan Semiconductor Manufacturing Co., Ltd.	11,010,000	78,858,687
		103,274,744
UNITED KINGDOM — 12.1%
ASOS PLC (a)	176,933	14,132,646
British American Tobacco PLC	339,876	21,277,480
Burberry Group PLC	558,572	13,188,732
Capita PLC	1,527,327	11,555,957
Experian PLC	1,162,214	23,344,967
Ferguson PLC	311,089	20,410,283
Hargreaves Lansdown PLC	841,550	16,699,054
Howden Joinery Group PLC	1,974,247	11,408,823
Just Eat PLC (a)	2,259,130	20,235,296
Prudential PLC	1,140,089	27,282,860
Rio Tinto PLC	697,190	32,453,537
Rolls-Royce Holdings PLC (a)	800,158	9,517,282
St James’s Place PLC	1,107,246	17,018,120
		238,525,037
UNITED STATES — 1.8%
Copa Holdings SA, Class A	184,989	23,036,680
PriceSmart, Inc.	141,084	12,591,747
		35,628,427

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
Total Common Stocks (cost $1,140,169,898)		$1,938,260,999
PREFERRED STOCKS — 0.9%
BRAZIL — 0.9%
Itau Unibanco Holding SA ADR (cost $14,236,386)	1,230,191	16,853,617
TOTAL INVESTMENTS — 99.0% (cost $1,154,406,284)		$1,955,114,616
Other assets less liabilities — 1.0%		20,382,291
NET ASSETS — 100.0%		$1,975,496,907

(a)   Non-income producing security.

ADR	-	American Depositary Receipt.
CDI	-	CHESS Depositary Interest.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $1,164,320,287. Net unrealized appreciation aggregated $790,794,329 of which $819,510,896 related to appreciated investment securities and $28,716,567 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$49,053,771	$—	$—	$49,053,771
Australia	—	43,719,007	—	43,719,007
Brazil	26,680,472	—	—	26,680,472
Canada	91,041,948	—	—	91,041,948
China	79,206,827	—	—	79,206,827
Denmark	—	90,943,569	—	90,943,569
Finland	—	37,851,834	—	37,851,834
France	—	75,546,597	—	75,546,597
Germany	—	124,504,676	—	124,504,676
Hong Kong	—	73,621,453	—	73,621,453
Ireland	62,069,266	35,176,696	—	97,245,962
Japan	—	231,947,273	—	231,947,273
Netherlands	—	59,438,818	—	59,438,818
Peru	22,372,602	—	—	22,372,602
Russia	—	24,482,002	—	24,482,002
Singapore	—	27,055,367	—	27,055,367
South Africa	—	67,937,438	—	67,937,438
South Korea	—	91,084,423	—	91,084,423
Spain	—	52,749,057	—	52,749,057

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Sweden	$—	$83,482,103	$—	$83,482,103
Switzerland	—	110,867,592	—	110,867,592
Taiwan	18,414,872	84,859,872	—	103,274,744
United Kingdom	—	238,525,037	—	238,525,037
United States	35,628,427	—	—	35,628,427
Total Common Stocks	384,468,185	1,553,792,814	—	1,938,260,999
Preferred Stocks
Brazil	16,853,617	—	—	16,853,617
Total	$401,321,802	$1,553,792,814	$—	$1,955,114,616

For the International Equity Fund fair value of Level3, Level 2 and Level 1 investments at December 31, 2016 was $52,739, $1,366,689,310 and $295,426,273, respectively. There were no transfers between levels for the period ended September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2016	$52,739 *
Purchases	—
Sales	(52,037)
Realized gain (loss)	(383)
Change in unrealized gain (loss)	(319)
Transfers into Level 3
Transfers out of Level 3	—
Balance at September 30, 2017	—
Change in unrealized gain (loss) related to Investments still held at September 30, 2017	—

* Value of the security based on the amount it was known that it would be redeemed at, due to halt in active market.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Portfolio of Investments

September 30, 2017 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 98.8%
ARGENTINA — 1.2%
MercadoLibre, Inc.	132,372	$34,275,082

AUSTRIA — 1.5%
ams AG (a)	579,768	42,096,714

BELGIUM — 0.1%
Umicore SA	29,602	2,450,609

CHINA — 16.4%
Alibaba Group Holding Ltd. ADR (a)	746,275	128,889,155
Baidu, Inc. ADR (a)	543,315	134,573,692
Ctrip.com International Ltd. ADR (a)	432,816	22,826,716
New Oriental Education & Technology Group, Inc. ADR	582,948	51,450,991
Tencent Holdings Ltd.	3,049,300	133,317,510
		471,058,064
DENMARK — 4.4%
Chr. Hansen Holding A/S	307,291	26,378,638
Genmab A/S (a)	319,788	70,719,436
Novozymes A/S, B Shares	588,011	30,204,739
		127,302,813
FRANCE — 6.6%
Essilor International SA	186,277	23,086,581
Kering	224,050	89,253,753
L’Oreal SA	364,380	77,264,024
		189,604,358
GERMANY — 8.0%
Aixtron SE (a)	1,193,844	16,106,248
BASF SE	466,822	49,733,183
Delivery Hero AG 144A (a)(b)	291,851	11,555,382
Dialog Semiconductor PLC (a)	301,806	13,356,626
MorphoSys AG (a)	199,239	16,831,307
Rocket Internet SE 144A (a)(b)	783,557	20,175,858
Zalando SE 144A (a)(b)	2,054,280	103,109,242
		230,867,846
HONG KONG — 4.9%
AIA Group Ltd.	15,078,400	111,629,935
Hong Kong Exchanges & Clearing Ltd.	1,053,001	28,439,546
		140,069,481
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	534,000	14,254,081

ITALY — 9.8%
EXOR NV	643,376	40,831,533

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
ITALY (continued)
Ferrari NV	1,199,441	$132,715,398
Fiat Chrysler Automobiles NV (a)	6,117,519	109,633,821
GEDI Gruppo Editoriale SpA (a)	303,001	268,624
		283,449,376
JAPAN — 14.7%
Don Quijote Holdings Co., Ltd.	631,500	23,604,012
M3, Inc.	2,551,800	72,755,386
Nidec Corp.	339,700	41,759,624
Pigeon Corp.	674,400	23,054,864
Rakuten, Inc.	4,166,000	45,483,344
SBI Holdings, Inc.	1,065,000	16,061,289
SMC Corp.	155,000	54,771,015
SoftBank Group Corp.	1,474,200	119,552,167
Sysmex Corp.	404,600	25,850,304
		422,892,005
NETHERLANDS — 5.6%
ASML Holding NV	880,019	150,374,730
Gemalto NV	250,206	11,182,304
		161,557,034
NORWAY — 0.6%
Schibsted ASA, Class A	372,647	9,601,000
Schibsted ASA, Class B	295,741	6,995,419
		16,596,419
PORTUGAL — 0.6%
Jeronimo Martins SGPS SA	847,684	16,732,323

SPAIN — 6.4%
Banco Bilbao Vizcaya Argentaria SA	5,591,059	49,986,010
Distribuidora Internacional de Alimentacion SA	2,054,738	11,999,828
Inditex SA	3,276,486	123,523,549
		185,509,387
SWEDEN — 9.6%
Alfa Laval AB	1,157,499	28,312,261
Atlas Copco AB, A Shares	2,359,029	100,075,540
Elekta AB, B Shares	1,622,593	16,796,739
Kinnevik AB, Class B	1,601,807	52,328,872
Svenska Handelsbanken AB, A Shares	5,267,081	79,576,655
		277,090,067
SWITZERLAND — 1.8%
Compagnie Financiere Richemont SA	551,923	50,520,828

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
UNITED KINGDOM — 4.1%
Ocado Group PLC (a)	2,975,522	$11,666,373
Rolls-Royce Holdings PLC (a)	6,489,095	77,182,936
Standard Chartered PLC (a)	3,067,478	30,500,182
		119,349,491
UNITED STATES — 2.0%
TAL Education Group ADR	1,669,572	56,281,272

Total Common Stocks (cost $1,576,746,660)		2,841,957,250
PREFERRED STOCKS — 0.4%
GERMANY — 0.4%
Sartorius AG (cost $14,066,614)	135,813	12,995,739

TOTAL INVESTMENTS — 99.2% (cost $1,590,813,274)		$2,854,952,989
Other assets less liabilities — 0.8%		22,128,483
NET ASSETS — 100.0%		$2,877,081,472

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2017, the net value of these securities was $134,840,482 representing 4.7% of net assets.

ADR	-	American Depositary Receipt.

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $1,609,902,635. Net unrealized appreciation aggregated $1,245,050,354 of which $1,322,096,750 related to appreciated investment securities and $77,046,396 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$34,275,082	$—	$—	$34,275,082
Austria	—	42,096,714	—	42,096,714
Belgium	—	2,450,609	—	2,450,609
China	337,740,554	133,317,510	—	471,058,064
Denmark	—	127,302,813	—	127,302,813
France	—	189,604,358	—	189,604,358
Germany	11,555,382	219,312,464	—	230,867,846
Hong Kong	—	140,069,481	—	140,069,481
India	—	14,254,081	—	14,254,081
Italy	—	283,449,376	—	283,449,376
Japan	—	422,892,005	—	422,892,005
Netherlands	—	161,557,034	—	161,557,034
Norway	9,601,000	6,995,419	—	16,596,419
Portugal	—	16,732,323	—	16,732,323
Spain	—	185,509,387	—	185,509,387
Sweden	—	277,090,067	—	277,090,067
Switzerland	—	50,520,828	—	50,520,828
United Kingdom	—	119,349,491	—	119,349,491

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
United States	$56,281,272	$—	$—	$56,281,272
Total Common Stocks	449,453,290	2,392,503,960	—	2,841,957,250
Preferred Stocks
Germany	—	12,995,739	$—	12,995,739
Total	$449,453,290	$2,405,499,699	$—	$2,854,952,989

For the EAFE Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2016 was $390,165, $1,855,983,398 and $292,437,851, respectively. $9,260,562 was transferred out of Level 2 into Level 1 and $10,322,368 was transferred out of Level 1 to Level 2 during the period ended September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2016	$390,165 *
Purchases	—
Sales	(384,970)
Realized gain (loss)	(2,834)
Change in unrealized gain (loss)	(2,361)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at September 30, 2017	—
Change in unrealized gain (loss) related to Investments still held at September 30, 2017	—

* Value of the security based on the amount it was known that it would be redeemed at, due to halt in active market.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Portfolio of Investments

September 30, 2017 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 6.2%
Brambles Ltd.	764,768	$5,413,061
Cochlear Ltd.	62,242	7,785,494
Mesoblast Ltd. (a)	214,168	230,266
SEEK Ltd.	309,664	4,043,325
Treasury Wine Estates Ltd.	385,185	4,143,729
		21,615,875
CHINA — 5.8%
Alibaba Group Holding Ltd. ADR (a)	35,023	6,048,822
Baidu, Inc. ADR (a)	19,029	4,713,293
Ctrip.com International Ltd. ADR (a)	76,634	4,041,677
JD.com, Inc. ADR (a)	76,944	2,939,261
Tsingtao Brewery Co., Ltd., Class H	609,943	2,343,797
		20,086,850
DENMARK — 5.8%
Carlsberg A/S, B Shares	52,321	5,741,389
Novo Nordisk A/S, B Shares	152,303	7,322,535
Novozymes A/S, B Shares	135,872	6,979,424
		20,043,348
FINLAND — 1.4%
Kone Oyj, B Shares	93,385	4,950,246

FRANCE — 1.9%
Legrand SA	90,091	6,501,836

GERMANY — 5.8%
adidas AG	32,880	7,446,189
Infineon Technologies AG	211,453	5,331,209
Zalando SE 144A (a)(b)	146,835	7,370,001
		20,147,399
HONG KONG — 2.2%
AIA Group Ltd.	671,800	4,973,538
Cafe de Coral Holdings Ltd.	563,702	1,756,862
PAX Global Technology Ltd.	1,877,000	1,000,152
		7,730,552
INDIA — 1.2%
Mahindra & Mahindra Ltd. GDR	158,381	3,056,753
MakeMyTrip Ltd. (a)	42,541	1,223,054
		4,279,807
JAPAN — 20.5%
Advantest Corp.	137,700	2,581,732
Asahi Group Holdings Ltd.	51,800	2,094,724

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
JAPAN (continued)
DENSO Corp.	100,700	$5,096,465
Japan Exchange Group, Inc.	378,800	6,710,080
Kakaku.com, Inc.	251,400	3,207,268
Kao Corp.	119,500	7,035,366
MS&AD Insurance Group Holdings, Inc.	221,200	7,128,476
Olympus Corp.	120,900	4,096,833
Pigeon Corp.	127,300	4,351,845
Rakuten, Inc.	351,700	3,839,773
Shimano, Inc.	35,100	4,675,995
Shiseido Co., Ltd.	197,800	7,916,383
SMC Corp.	20,400	7,208,572
Sugi Holdings Co., Ltd.	42,200	2,246,354
Suruga Bank Ltd.	154,700	3,338,383
		71,528,249
PORTUGAL — 1.8%
Jeronimo Martins SGPS SA	321,352	6,343,125

SINGAPORE — 3.5%
Jardine Matheson Holdings Ltd.	61,900	3,921,984
Jardine Strategic Holdings Ltd.	39,900	1,725,711
United Overseas Bank Ltd.	372,873	6,475,223
		12,122,918
SOUTH AFRICA — 3.0%
Clicks Group Ltd.	353,444	4,116,907
Naspers Ltd., N Shares	29,738	6,428,542
		10,545,449
SOUTH KOREA — 1.8%
Samsung Electronics Co., Ltd. GDR 144A (b)	3,444	3,906,164
Samsung Fire & Marine Insurance Co., Ltd.	9,569	2,344,983
		6,251,147
SPAIN — 2.6%
Distribuidora Internacional de Alimentacion SA	547,818	3,199,299
Inditex SA	155,063	5,845,877
		9,045,176
SWEDEN — 6.5%
Atlas Copco AB, A Shares	7,855	333,228
Atlas Copco AB, B Shares	205,731	7,992,181
Investor AB, B Shares	128,913	6,377,871
Svenska Handelsbanken AB, A Shares	525,427	7,938,310
		22,641,590
SWITZERLAND — 9.1%
Compagnie Financiere Richemont SA	55,582	5,087,754

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
SWITZERLAND (continued)
Mettler-Toledo International, Inc. (a)	15,913	$9,964,084
Nestle SA	88,783	7,452,556
Schindler Holding AG, Participating Certificates	27,044	5,976,625
Swatch Group AG (The)	7,939	3,308,313
		31,789,332
TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	179,766	6,750,213

UNITED KINGDOM — 17.3%
ASOS PLC (a)	74,219	5,928,294
Auto Trader Group PLC 144A (b)	1,126,390	5,925,924
Burberry Group PLC	152,542	3,601,748
Capita PLC	522,266	3,951,533
Hargreaves Lansdown PLC	370,683	7,355,541
Imagination Technologies Group PLC (a)	549,139	1,236,220
Intertek Group PLC	81,003	5,414,478
John Wood Group PLC	371,382	3,392,164
Johnson Matthey PLC	127,763	5,858,591
Jupiter Fund Management PLC	544,208	4,031,162
Rightmove PLC	114,913	6,231,585
Unilever PLC	90,021	5,210,351
Weir Group PLC (The)	78,025	2,053,732
		60,191,323
Total Common Stocks (cost $263,047,226)		342,564,435
PREFERRED STOCKS — 0.5%
GERMANY — 0.5%
Sartorius AG
(cost $1,849,373)	17,950	1,717,608
TOTAL INVESTMENTS — 98.8% (cost $264,896,599)		$344,282,043
Other assets less liabilities — 1.2%		4,101,373
NET ASSETS — 100.0%		$348,383,416

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2017, the net value of these securities was $17,202,089 representing 4.9% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $267,596,074. Net unrealized appreciation aggregated $76,685,969 of which $90,451,385 related to appreciated investment securities and $13,765,416 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$21,615,875	$—	$21,615,875
China	17,743,053	2,343,797	—	20,086,850
Denmark	—	20,043,348	—	20,043,348
Finland	—	4,950,246	—	4,950,246
France	—	6,501,836	—	6,501,836
Germany	—	20,147,399	—	20,147,399
Hong Kong	—	7,730,552	—	7,730,552
India	4,279,807	—	—	4,279,807
Japan	—	71,528,249	—	71,528,249
Portugal	—	6,343,125	—	6,343,125
Singapore	3,921,984	8,200,934	—	12,122,918
South Africa	—	10,545,449	—	10,545,449
South Korea	—	6,251,147	—	6,251,147
Spain	—	9,045,176	—	9,045,176
Sweden	—	22,641,590	—	22,641,590
Switzerland	9,964,084	21,825,248	—	31,789,332
Taiwan	6,750,213	—	—	6,750,213
United Kingdom	1,236,220	58,955,103	—	60,191,323
Total Common Stocks	43,895,361	298,669,074	—	342,564,435
Preferred Stocks
Germany	—	1,717,608	—	1,717,608
Total	$43,895,361	$300,386,682	$—	$344,282,043

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $258,450,244 and $30,759,359, respectively. $3,161,145 was transferred out of Level 1 into Level 2 during the period ended September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Portfolio of Investments

September 30, 2017 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 6.7%
Brambles Ltd.	561,463	$3,974,059
Cochlear Ltd.	62,706	7,843,533
Mesoblast Ltd. (a)	181,023	194,630
SEEK Ltd.	310,105	4,049,083
Treasury Wine Estates Ltd.	423,902	4,560,238
		20,621,543
DENMARK — 5.9%
Carlsberg A/S, B Shares	46,930	5,149,814
Novo Nordisk A/S, B Shares	141,553	6,805,688
Novozymes A/S, B Shares	120,997	6,215,331
		18,170,833
FINLAND — 1.6%
Kone Oyj, B Shares	92,834	4,921,038

FRANCE — 1.9%
Legrand SA	80,839	5,834,122

GERMANY — 6.8%
adidas AG	35,760	8,098,410
Infineon Technologies AG	211,433	5,330,705
Zalando SE 144A (a)(b)	148,667	7,461,953
		20,891,068
HONG KONG — 1.6%
AIA Group Ltd.	654,600	4,846,201

JAPAN — 24.0%
Advantest Corp.	154,000	2,887,340
Asahi Group Holdings Ltd.	57,600	2,329,268
DENSO Corp.	98,200	4,969,939
Japan Exchange Group, Inc.	364,900	6,463,855
Kakaku.com, Inc.	241,200	3,077,141
Kao Corp.	131,300	7,730,071
MS&AD Insurance Group Holdings, Inc.	245,500	7,911,577
Olympus Corp.	134,900	4,571,239
Pigeon Corp.	115,600	3,951,872
Rakuten, Inc.	386,400	4,218,618
Shimano, Inc.	48,800	6,501,099
Shiseido Co., Ltd.	176,400	7,059,909
SMC Corp.	19,300	6,819,875
Sugi Holdings Co., Ltd.	37,200	1,980,198
Suruga Bank Ltd.	154,100	3,325,435
		73,797,436

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
PORTUGAL — 1.9%
Jeronimo Martins SGPS SA	298,472	$5,891,500

SINGAPORE — 4.1%
Jardine Matheson Holdings Ltd.	91,100	5,772,096
United Overseas Bank Ltd.	395,289	6,864,494
		12,636,590
SPAIN — 3.6%
Distribuidora Internacional de Alimentacion SA	598,981	3,498,095
Inditex SA	199,871	7,535,138
		11,033,233
SWEDEN — 8.6%
Atlas Copco AB, A Shares	149,570	6,345,110
Atlas Copco AB, B Shares	35,100	1,363,555
Investor AB, B Shares	201,442	9,966,187
Svenska Handelsbanken AB, A Shares	568,717	8,592,349
		26,267,201
SWITZERLAND — 10.6%
Compagnie Financiere Richemont SA	69,898	6,398,184
Mettler-Toledo International, Inc. (a)	14,487	9,071,180
Nestle SA	97,940	8,221,206
Schindler Holding AG, Participating Certificates	27,206	6,012,426
Swatch Group AG (The)	7,208	3,003,693
		32,706,689
UNITED KINGDOM — 21.3%
ASOS PLC (a)	91,759	7,329,314
Auto Trader Group PLC 144A (b)	1,062,845	5,591,614
Burberry Group PLC	170,348	4,022,175
Capita PLC	502,380	3,801,073
Hargreaves Lansdown PLC	366,312	7,268,806
Imagination Technologies Group PLC (a)	575,282	1,295,072
Intertek Group PLC	94,181	6,295,335
John Wood Group PLC	327,694	2,993,123
Johnson Matthey PLC	155,291	7,120,892
Jupiter Fund Management PLC	519,829	3,850,577
Rightmove PLC	127,691	6,924,520
Unilever PLC	123,877	7,169,912
Weir Group PLC (The)	71,958	1,894,039
		65,556,452
Total Common Stocks (cost $260,933,008)		303,173,906

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
PREFERRED STOCKS — 0.5%
GERMANY — 0.5%
Sartorius AG (cost $1,541,846)	15,803	$1,512,165
TOTAL INVESTMENTS — 99.1% (cost $262,474,854)		$304,686,071
Other assets less liabilities — 0.9%		2,705,515
NET ASSETS — 100.0%		$307,391,586

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2017, the net value of these securities was $13,053,567 representing 4.2% of net assets.

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $262,633,994. Net unrealized appreciation aggregated $42,052,077 of which $49,656,651 related to appreciated investment securities and $7,604,574 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$20,621,543	$—	$20,621,543
Denmark	—	18,170,833	—	18,170,833
Finland	—	4,921,038	—	4,921,038
France	—	5,834,122	—	5,834,122
Germany	—	20,891,068	—	20,891,068
Hong Kong	—	4,846,201	—	4,846,201
Japan	—	73,797,436	—	73,797,436
Portugal	—	5,891,500	—	5,891,500
Singapore	5,772,096	6,864,494	—	12,636,590
Spain	—	11,033,233	—	11,033,233
Sweden	—	26,267,201	—	26,267,201
Switzerland	9,071,180	23,635,509	—	32,706,689
United Kingdom	1,295,072	64,261,380	—	65,556,452
Total Common Stocks	16,138,348	287,035,558	—	303,173,906
Preferred Stocks
Germany	—	1,512,165	—	1,512,165
Total	$16,138,348	$288,547,723	$—	$304,686,071

For the EAFE Pure Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $165,001,501 and $5,124,866, respectively. There were no transfers between levels for the period ending September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Portfolio of Investments

September 30, 2017 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 95.5%
ARGENTINA — 1.2%
MercadoLibre, Inc.	90,345	$23,393,031

BRAZIL — 5.6%
B3 SA - Brasil Bolsa Balcao	1,720,900	12,969,983
Banco Bradesco SA ADR	3,688,301	40,829,492
Embraer SA ADR	515,698	11,659,932
Kroton Educacional SA	1,660,200	10,468,148
Petroleo Brasileiro SA ADR (a)	3,181,352	31,940,774
		107,868,329
CHINA — 27.6%
Alibaba Group Holding Ltd. ADR (a)	611,622	105,633,236
Baidu, Inc. ADR (a)	68,003	16,843,663
China Merchants Bank Co., Ltd., Class H	11,273,000	39,918,293
China Vanke Co., Ltd., Class H	7,813,300	25,850,413
Ctrip.com International Ltd. ADR (a)	310,592	16,380,622
Geely Automobile Holdings Ltd.	5,600,000	15,902,392
JD.com, Inc. ADR (a)	678,620	25,923,284
Minth Group Ltd.	2,936,000	15,428,874
Ping An Insurance Group Co. of China Ltd., Class H	11,004,000	84,999,447
Shenzhou International Group Holdings Ltd.	1,066,000	8,359,986
SINA Corp. (a)	119,676	13,720,853
Sohu.com, Inc. (a)	187,630	10,216,453
Tencent Holdings Ltd.	2,841,800	124,245,466
ZTE Corp., Class H (a)	9,590,200	31,555,975
		534,978,957
HONG KONG — 6.4%
AAC Technologies Holdings, Inc.	1,655,000	28,005,224
Brilliance China Automotive Holdings Ltd.	8,704,000	23,251,964
China Taiping Insurance Holdings Co., Ltd.	5,165,810	13,900,418
Haier Electronics Group Co., Ltd. (a)	7,517,300	18,399,306
Kingsoft Corp. Ltd.	4,309,000	10,094,523
Sunny Optical Technology Group Co., Ltd.	1,896,000	30,438,368
		124,089,803
INDIA — 13.2%
Ambuja Cements Ltd.	2,371,904	9,685,816
Asian Paints Ltd.	820,651	14,240,451
Axis Bank Ltd.	1,751,959	13,678,075
Housing Development Finance Corp., Ltd.	2,023,040	54,001,077
ICICI Bank Ltd.	5,878,507	24,934,977
Mahindra & Mahindra Ltd.	919,328	17,675,183
Maruti Suzuki India Ltd.	178,886	21,887,689

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
INDIA (continued)
Reliance Industries Ltd.	5,611,648	$67,177,721
Tata Consultancy Services Ltd.	586,473	21,898,114
UltraTech Cement Ltd.	172,128	10,163,818
		255,342,921
INDONESIA — 1.7%
Bank Mandiri Persero Tbk PT	26,139,800	13,062,834
Bank Rakyat Indonesia Persero Tbk PT	16,862,800	19,144,657
		32,207,491
MEXICO — 4.3%
Alfa SAB de CV, Class A	11,445,600	14,424,850
Cemex SAB de CV ADR (a)	3,520,796	31,968,828
Grupo Financiero Banorte SAB de CV, Class O	3,110,300	21,413,416
Wal-Mart de Mexico SAB de CV	6,606,660	15,128,925
		82,936,019
PHILIPPINES — 0.8%
Ayala Land, Inc.	8,149,800	6,988,877
SM Prime Holdings, Inc.	12,812,400	8,698,025
		15,686,902
RUSSIA — 5.5%
Magnit PJSC GDR Reg S	276,450	11,318,471
Sberbank of Russia PJSC ADR	5,453,795	77,779,773
X5 Retail Group NV GDR Reg S (a)	366,174	16,437,551
		105,535,795
SOUTH AFRICA — 3.5%
Naspers Ltd., N Shares	313,627	67,797,575
Novus Holdings Ltd.	108,477	51,984
		67,849,559
SOUTH KOREA — 10.9%
Dongbu Insurance Co., Ltd.	204,996	13,096,912
Doosan Bobcat, Inc.	405,712	12,974,226
Hyundai Marine & Fire Insurance Co., Ltd.	335,615	13,310,767
Interpark Holdings Corp.	468,727	1,745,797
LG Chem Ltd.	61,352	21,077,617
NAVER Corp.	33,451	21,824,491
NCSoft Corp.	48,005	19,516,689
Netmarble Games Corp. 144A (a)(b)	91,661	12,124,365
Orion Corp. (a)	120,765	10,227,620
Samsung Electronics Co., Ltd.	30,379	68,359,549
Samsung Fire & Marine Insurance Co., Ltd.	68,555	16,800,117
		211,058,150

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
TAIWAN — 10.0%
Advanced Semiconductor Engineering, Inc.	6,515,332	$7,992,158
China Life Insurance Co., Ltd.	5,913,913	5,577,127
CTBC Financial Holding Co., Ltd.	10,265,880	6,443,885
Eclat Textile Co., Ltd.	579,360	7,066,734
Hon Hai Precision Industry Co., Ltd.	10,587,848	36,770,621
Largan Precision Co., Ltd.	155,000	27,344,347
Pegatron Corp.	4,723,000	12,297,843
Taiwan Semiconductor Manufacturing Co., Ltd.	12,489,310	89,454,187
		192,946,902
THAILAND — 3.6%
Airports of Thailand PCL NVDR	8,416,000	14,913,369
Kasikornbank PCL NVDR	3,598,700	22,380,141
Siam Commercial Bank PCL NVDR	7,092,100	32,608,321
		69,901,831
TURKEY — 1.1%
Turkiye Garanti Bankasi AS	7,650,526	20,786,794

UNITED STATES — 0.1%
Weibo Corp. ADR (a)	24,224	2,396,723

Total Common Stocks (cost $1,291,877,798)		1,846,979,207
PREFERRED STOCKS — 4.4%
BRAZIL — 2.0%
Banco Bradesco SA	3,595,529	39,938,339
SOUTH KOREA — 2.4%
Samsung Electronics Co., Ltd.	25,574	46,259,288
Total Preferred Stocks (cost $49,424,323)		86,197,627
TOTAL INVESTMENTS — 99.9% (cost $1,341,302,121)		$1,933,176,834
Other assets less liabilities — 0.1%		1,384,279
NET ASSETS — 100.0%		$1,934,561,113

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2017, the net value of these securities was $12,124,365 representing 0.6% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.
NVDR	-	Non-Voting Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $1,356,025,279. Net unrealized appreciation aggregated $577,151,555 of which $605,922,487 related to appreciated investment securities and $28,770,932 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$23,393,031	$—	$—	$23,393,031
Brazil	107,868,329	—	—	107,868,329
China	188,718,111	346,260,846	—	534,978,957
Hong Kong	—	124,089,803	—	124,089,803
India	—	255,342,921	—	255,342,921

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Indonesia	$—	$32,207,491	$—	$32,207,491
Mexico	82,936,019	—	—	82,936,019
Philippines	—	15,686,902	—	15,686,902
Russia	16,437,551	89,098,244	—	105,535,795
South Africa	—	67,849,559	—	67,849,559
South Korea	22,351,985	188,706,165	—	211,058,150
Taiwan	—	192,946,902	—	192,946,902
Thailand	—	69,901,831	—	69,901,831
Turkey	—	20,786,794	—	20,786,794
United States	2,396,723	—	—	2,396,723
Total Common Stocks	444,101,749	1,402,877,458	—	1,846,979,207
Preferred Stocks
Brazil	39,938,339	—	—	39,938,339
South Korea	—	46,259,288	—	46,259,288
Total Preferred Stocks	39,938,339	46,259,288	—	86,197,627
Total	$484,040,088	$1,449,136,746	$—	$1,933,176,834

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $1,052,849,853 and $275,066,835, respectively. $47,761,193 was transferred out of Level 2 into Level 1 and $11,162,030 was transferred out of Level 1 into Level 2 during the period ended September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Portfolio of Investments

September 30, 2017 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 96.7%
AUSTRALIA — 0.4%
Brambles Ltd.	609,753	$4,315,858

BRAZIL — 0.7%
B3 SA - Brasil Bolsa Balcao	1,068,900	8,056,026

CANADA — 1.7%
Fairfax Financial Holdings Ltd.	25,603	13,323,820
Ritchie Bros. Auctioneers, Inc.	200,825	6,350,086
		19,673,906
CHINA — 5.9%
58.com, Inc. ADR (a)	127,276	8,036,207
Alibaba Group Holding Ltd. ADR (a)	160,309	27,686,968
Baidu, Inc. ADR (a)	61,731	15,290,151
China Biologic Products Holdings, Inc. (a)	34,194	3,155,080
Ctrip.com International Ltd. ADR (a)	212,789	11,222,492
Tsingtao Brewery Co., Ltd., Class H	580,000	2,228,736
		67,619,634
DENMARK — 2.6%
A P Moller - Maersk A/S, B Shares	5,254	10,003,947
Carlsberg A/S, B Shares	79,569	8,731,420
Novo Nordisk A/S, B Shares	228,373	10,979,883
		29,715,250
FRANCE — 0.6%
Bureau Veritas SA	259,596	6,699,452

GERMANY — 3.7%
Deutsche Boerse AG	71,754	7,790,322
Infineon Technologies AG	246,533	6,215,655
SAP SE	257,661	28,251,149
		42,257,126
HONG KONG — 2.4%
AIA Group Ltd.	2,977,000	22,039,628
Sands China Ltd.	946,800	4,951,859
		26,991,487
INDIA — 2.9%
Housing Development Finance Corp., Ltd.	578,235	15,434,847
ICICI Bank Ltd.	4,171,648	17,694,960
		33,129,807
IRELAND — 4.4%
Bank of Ireland Group PLC (a)	1,416,982	11,605,821
CRH PLC	557,419	21,168,744

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
IRELAND (continued)
Ryanair Holdings PLC ADR (a)	170,727	$17,998,040
		50,772,605
ITALY — 1.3%
Fiat Chrysler Automobiles NV (a)	834,677	14,958,487
GEDI Gruppo Editoriale SpA (a)	19,890	17,634
		14,976,121
JAPAN — 6.2%
Advantest Corp.	438,300	8,217,670
CyberAgent, Inc.	222,100	6,485,824
Japan Exchange Group, Inc.	304,500	5,393,927
Kansai Paint Co., Ltd.	218,500	5,504,202
LINE Corp. (a)	104,800	3,789,940
MS&AD Insurance Group Holdings, Inc.	506,600	16,325,885
Olympus Corp.	183,300	6,211,327
Persol Holdings Co., Ltd.	57,200	1,332,775
Rohm Co., Ltd.	86,900	7,456,780
SMC Corp.	30,100	10,636,178
		71,354,508
NETHERLANDS — 1.1%
Philips Lighting NV (b)	141,676	5,718,279
Yandex NV, Class A (a)	224,638	7,401,822
		13,120,101
NORWAY — 0.7%
Schibsted ASA, Class A	202,059	5,205,915
Schibsted ASA, Class B	135,419	3,203,183
		8,409,098
RUSSIA — 0.7%
Sberbank of Russia PJSC ADR	532,045	7,586,702

SINGAPORE — 0.5%
Jardine Matheson Holdings Ltd.	97,300	6,164,928

SOUTH AFRICA — 3.9%
MTN Group Ltd.	246,171	2,263,412
Naspers Ltd., N Shares	197,340	42,659,508
		44,922,920
SOUTH KOREA — 1.9%
Samsung Electronics Co., Ltd. GDR 144A (b)	19,361	21,959,127

SPAIN — 0.4%
Distribuidora Internacional de Alimentacion SA	831,101	4,853,694

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
SWEDEN — 2.1%
Atlas Copco AB, B Shares	361,738	$14,052,697
Svenska Handelsbanken AB, A Shares	652,391	9,856,521
		23,909,218
SWITZERLAND — 2.8%
Compagnie Financiere Richemont SA	129,392	11,844,027
OC Oerlikon Corp. AG (a)	365,214	5,627,239
Schindler Holding AG, Participating Certificates	64,309	14,212,053
		31,683,319
TAIWAN — 3.1%
HTC Corp. (a)	1,336,000	3,349,379
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	853,085	32,033,341
		35,382,720
UNITED KINGDOM — 4.4%
Hays PLC.	2,166,378	5,502,537
Prudential PLC	1,556,944	37,258,394
Rolls-Royce Holdings PLC (a)	616,380	7,331,379
		50,092,310
UNITED STATES — 42.3%
ABIOMED, Inc. (a)	35,684	6,016,322
Advanced Micro Devices, Inc. (a)	394,492	5,029,773
Alnylam Pharmaceuticals, Inc. (a)	49,467	5,811,878
Alphabet, Inc., Class C (a)	27,664	26,532,819
Amazon.com, Inc. (a)	39,948	38,404,010
Anthem, Inc.	128,820	24,460,342
Apache Corp.	315,259	14,438,862
Autohome, Inc. ADR (a)	86,474	5,195,358
C.H. Robinson Worldwide, Inc.	115,100	8,759,110
CarMax, Inc. (a)	172,886	13,106,488
Colgate-Palmolive Co.	128,076	9,330,337
EOG Resources, Inc.	128,514	12,432,444
Facebook, Inc., Class A (a)	92,662	15,833,156
Financial Engines, Inc.	142,309	4,945,238
First Republic Bank	105,159	10,984,909
GrubHub, Inc. (a)	136,239	7,174,346
Howard Hughes Corp. (The) (a)	45,815	5,402,963
Interactive Brokers Group, Inc., Class A	106,070	4,777,393
Kirby Corp. (a)	80,596	5,315,306
Leucadia National Corp.	374,667	9,460,342
Lincoln Electric Holdings, Inc.	52,502	4,813,383
Markel Corp. (a)	12,189	13,017,608
MarketAxess Holdings, Inc.	28,486	5,255,952

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
UNITED STATES (continued)
Martin Marietta Materials, Inc.	48,246	$9,949,773
Mastercard, Inc., Class A	124,032	17,513,318
Moody’s Corp.	174,735	24,324,859
Myriad Genetics, Inc. (a)	254,485	9,207,267
NOW, Inc. (a)	256,867	3,547,333
NVIDIA Corp.	65,992	11,797,390
ResMed, Inc.	131,839	10,146,330
Royal Caribbean Cruises Ltd.	301,082	35,690,260
Seattle Genetics, Inc. (a)	161,670	8,796,465
SiteOne Landscape Supply, Inc. (a)	100,502	5,839,166
Stericycle, Inc. (a)	67,103	4,805,917
TD Ameritrade Holding Corp.	314,049	15,325,591
Teradyne, Inc.	202,970	7,568,751
Tesla, Inc. (a)	31,466	10,733,053
TripAdvisor, Inc. (a)	76,197	3,088,264
Verisk Analytics, Inc. (a)	106,090	8,825,627
Visa, Inc., Class A	164,566	17,318,926
Wabtec Corp.	100,270	7,595,452
Waters Corp. (a)	61,893	11,111,031
Zillow Group, Inc., Class A (a)	24,826	996,764
Zillow Group, Inc., Class C (a)	102,657	4,127,838
		484,807,714
Total Common Stocks (cost $793,702,779)		1,108,453,631
PREFERRED STOCKS — 1.2%
BRAZIL — 1.2%
Banco Bradesco SA (cost $11,369,546)	1,181,200	13,120,508
TOTAL INVESTMENTS — 97.9% (cost $805,072,325)		$1,121,574,139
Other assets less liabilities — 2.1%		24,183,724
NET ASSETS — 100.0%		$1,145,757,863

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2017, the net value of these securities was $27,677,405 representing 2.4% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $806,895,489. Net unrealized appreciation aggregated $314,678,650 of which $336,599,613 related to appreciated investment securities and $21,920,963 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$4,315,858	$—	$4,315,858
Brazil	8,056,026	—	—	8,056,026
Canada	19,673,906	—	—	19,673,906
China	65,390,898	2,228,736	—	67,619,634
Denmark	—	29,715,250	—	29,715,250
France	—	6,699,452	—	6,699,452
Germany	—	42,257,126	—	42,257,126
Hong Kong	—	26,991,487	—	26,991,487
India	—	33,129,807	—	33,129,807
Ireland	29,603,861	21,168,744	—	50,772,605
Italy	—	14,976,121	—	14,976,121
Japan	—	71,354,508	—	71,354,508
Netherlands	13,120,101	—	—	13,120,101

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Norway	$5,205,915	$3,203,183	$—	$8,409,098
Russia	—	7,586,702	—	7,586,702
Singapore	6,164,928	—	—	6,164,928
South Africa	—	44,922,920	—	44,922,920
South Korea	—	21,959,127	—	21,959,127
Spain	—	4,853,694	—	4,853,694
Sweden	—	23,909,218	—	23,909,218
Switzerland	—	31,683,319	—	31,683,319
Taiwan	32,033,341	3,349,379	—	35,382,720
United Kingdom	—	50,092,310	—	50,092,310
United States	484,807,714	—	—	484,807,714
Total Common Stocks	664,056,690	444,396,941	—	1,108,453,631
Preferred Stocks
Brazil	13,120,508	—	—	13,120,508
Total	$677,177,198	$444,396,941	$—	$1,121,574,139

For the Global Alpha Equity Fund fair value of Level3, Level 2 and Level 1 investments at December 31, 2016 was $28,397, $321,032,702 and $490,031,410, respectively. $9,019,020 was transferred out of Level 2 into Level 1 during the period ended September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2016	$28,397 *
Purchases
Sales	(28,020)
Realized gain (loss)	(206)
Change in unrealized gain (loss)	(171)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at September 30, 2017	—
Change in unrealized gain (loss) related to Investments still held at September 30, 2017	—

*Value of the security is based on the amount it was known that it would be redeemed at, due to halt in active market.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Portfolio of Investments

September 29, 2017 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.0%
AUSTRALIA — 1.1%
Atlassian Corp. PLC, Class A (a)	55,666	$1,956,660

CHINA — 24.9%
Alibaba Group Holding Ltd. ADR (a)	80,808	13,956,350
Baidu, Inc. ADR (a)	37,576	9,307,199
Ctrip.com International Ltd. ADR (a)	88,507	4,667,859
NetEase, Inc.	396	104,469
Tencent Holdings Ltd.	412,500	18,034,786
		46,070,663
FRANCE — 6.9%
Hermes International	5,989	3,021,606
Kering	18,936	7,543,446
L’Oreal SA	10,002	2,120,849
		12,685,901
GERMANY — 1.0%
Rocket Internet SE 144A (a)(b)	71,443	1,839,590

HONG KONG — 1.6%
AIA Group Ltd.	397,600	2,943,552

NETHERLANDS — 2.2%
ASML Holding NV	24,223	4,139,146

SPAIN — 3.7%
Inditex SA	178,929	6,745,625

SWEDEN — 1.4%
Atlas Copco AB, A Shares	62,884	2,667,687

UNITED STATES — 55.2%
Alphabet, Inc., Class C (a)	7,338	7,037,949
Amazon.com, Inc. (a)	15,395	14,799,983
Bluebird Bio, Inc. (a)	23,378	3,210,968
DexCom, Inc. (a)	30,413	1,487,956
Facebook, Inc., Class A (a)	83,274	14,229,028
Illumina, Inc. (a)	61,530	12,256,776
Intuitive Surgical, Inc. (a)	5,550	5,804,634
Ionis Pharmaceuticals, Inc. (a)	37,167	1,884,367
Juno Therapeutics, Inc. (a)	53,212	2,387,090
Netflix, Inc. (a)	29,305	5,314,462
NVIDIA Corp.	39,988	7,148,655
salesforce.com, Inc. (a)	33,095	3,091,735
Seattle Genetics, Inc. (a)	45,154	2,456,829
Splunk, Inc. (a)	30,915	2,053,684
Tesla, Inc. (a)	39,336	13,417,510

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
UNITED STATES (continued)
Under Armour, Inc., Class A (a)	119,501	$1,969,377
Workday, Inc., Class A (a)	34,555	3,641,751
		102,192,754
TOTAL INVESTMENTS — 98.0% (cost $137,513,504)		$181,241,578
Other assets less liabilities — 2.0%		3,738,758
NET ASSETS — 100.0%		$184,980,336

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 29, 2017, the net value of these securities was $1,839,590 representing 1.0% of net assets.

ADR	-	American Depositary Receipt.

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $137,676,338. Net unrealized appreciation aggregated $43,565,240 of which $45,987,067 related to appreciated investment securities and $2,421,827 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 29, 2017 in valuing the Fund’s investments carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$1,956,660	$—	$—	$1,956,660
China	28,035,877	18,034,786	—	46,070,663
France	—	12,685,901	—	12,685,901
Germany	—	1,839,590	—	1,839,590
Hong Kong	—	2,943,552	—	2,943,552
Netherlands	—	4,139,146	—	4,139,146
Spain	—	6,745,625	—	6,745,625
Sweden	—	2,667,687	—	2,667,687
United States	102,192,754	—	—	102,192,754
Total	$132,185,291	$49,056,287	$—	$181,241,578

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $17,588,477 and $53,395,872, respectively. There were no transfers between levels for the period ending September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Portfolio of Investments

September 30, 2017 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 96.7%
CANADA — 1.6%
Shopify, Inc., Class A (a)	173	$20,153

UNITED STATES — 95.1%
ABIOMED, Inc. (a)	222	37,429
Activision Blizzard, Inc.	160	10,322
Alnylam Pharmaceuticals, Inc. (a)	144	16,919
Alphabet, Inc., Class C (a)	73	70,015
Amazon.com, Inc. (a)	109	104,787
American Express Co.	255	23,067
Brown-Forman Corp., Class B	197	10,697
CarMax, Inc. (a)	218	16,527
Celgene Corp. (a)	190	27,706
Chipotle Mexican Grill, Inc. (a)	50	15,391
CoStar Group, Inc. (a)	71	19,046
Ellie Mae, Inc. (a)	268	22,011
Facebook, Inc., Class A (a)	444	75,866
First Republic Bank	531	55,468
Fortive Corp.	313	22,157
GrubHub, Inc. (a)	899	47,341
HEICO Corp., Class A	76	5,791
Illumina, Inc. (a)	244	48,605
Interactive Brokers Group, Inc., Class A	405	18,241
Juno Therapeutics, Inc. (a)	344	15,432
Markel Corp. (a)	21	22,428
MarketAxess Holdings, Inc.	328	60,519
Martin Marietta Materials, Inc.	101	20,829
Mastercard, Inc., Class A	272	38,406
Netflix, Inc. (a)	271	49,146
NOW, Inc. (a)	788	10,882
NVIDIA Corp.	109	19,486
Redfin Corp. (a)	240	6,022
Seattle Genetics, Inc. (a)	109	5,931
Tableau Software, Inc., Class A (a)	311	23,291
TD Ameritrade Holding Corp.	484	23,619
Tesla, Inc. (a)	264	90,050
TripAdvisor, Inc. (a)	361	14,631
Under Armour, Inc., Class C (a)	794	11,926
Verisk Analytics, Inc. (a)	187	15,557
Vertex Pharmaceuticals, Inc. (a)	152	23,110
Wabtec Corp.	252	19,089
Waters Corp. (a)	136	24,415
Watsco, Inc.	228	36,724

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
UNITED STATES (continued)
Wayfair, Inc., Class A (a)	587	$39,564
		1,218,443
TOTAL INVESTMENTS — 96.7% (cost $967,474)		$1,238,596
Other assets less liabilities — 3.3%		42,819
NET ASSETS — 100.0%		$1,281,415

(a)	Non-income producing security.

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $967,474. Net unrealized appreciation aggregated $ 271,122 of which $301,772 related to appreciated investment securities and $30,650 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Canada	$20,153	$—	$—	$20,153
United States	1,218,443	—	—	1,218,443
Total	$1,238,596	$—	$—	$1,238,596

For the Baillie Gifford U.S. Equity Growth Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $0 and $988,059, respectively. There were no transfers between levels for the period ending September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Portfolio of Investments

September 30, 2017 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 97.7%
AUSTRALIA — 5.2%
Brambles Ltd.	667,002	$4,721,069
Cochlear Ltd.	78,662	9,839,377
Mesoblast Ltd. (a)	388,292	417,478
SEEK Ltd.	386,628	5,048,255
Treasury Wine Estates Ltd.	492,348	5,296,564
		25,322,743
BRAZIL — 1.1%
Raia Drogasil SA	216,700	5,129,533

CANADA — 1.7%
Fairfax Financial Holdings Ltd.	10,022	5,215,456
Shopify, Inc., Class A (a)	25,370	2,955,351
		8,170,807
CHINA — 7.3%
Alibaba Group Holding Ltd. ADR (a)	54,528	9,417,531
Baidu, Inc. ADR (a)	38,171	9,454,575
Ctrip.com International Ltd. ADR (a)	125,726	6,630,789
JD.com, Inc. ADR (a)	126,088	4,816,562
Tsingtao Brewery Co., Ltd., Class H	1,380,057	5,303,074
		35,622,531
DENMARK — 5.1%
Carlsberg A/S, B Shares	69,110	7,583,713
Novo Nordisk A/S, B Shares	202,041	9,713,874
Novozymes A/S, B Shares	148,105	7,607,805
		24,905,392
FINLAND — 1.2%
Kone Oyj, B Shares	111,378	5,904,037

FRANCE — 1.5%
Legrand SA	100,418	7,247,132

GERMANY — 4.9%
adidas AG	39,667	8,983,211
Infineon Technologies AG	216,070	5,447,614
Zalando SE 144A (a)(b)	189,112	9,491,985
		23,922,810
HONG KONG — 1.6%
AIA Group Ltd.	588,400	4,356,103
Cafe de Coral Holdings Ltd.	680,298	2,120,251
PAX Global Technology Ltd.	2,435,000	1,297,480
		7,773,834

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
INDIA — 2.4%
Asian Paints Ltd.	265,065	$4,599,574
Mahindra & Mahindra Ltd. GDR	266,711	5,147,522
MakeMy Trip Ltd. (a)	70,432	2,024,920
		11,772,016
JAPAN — 16.8%
Advantest Corp.	159,100	2,982,960
DENSO Corp.	82,600	4,180,417
Japan Exchange Group, Inc.	520,600	9,221,932
Kakaku.com, Inc.	341,600	4,358,007
Kao Corp.	155,700	9,166,581
MS&AD Insurance Group Holdings, Inc.	289,600	9,332,760
Olympus Corp.	147,200	4,988,038
Pigeon Corp.	172,600	5,900,459
Rakuten, Inc.	404,200	4,412,954
Shimano, Inc.	40,300	5,368,735
Shiseido Co., Ltd.	181,900	7,280,031
SMC Corp.	21,400	7,561,934
Sugi Holdings Co., Ltd.	51,000	2,714,788
Suruga Bank Ltd.	203,500	4,391,473
		81,861,069
MALAYSIA — 0.6%
Public Bank Bhd	599,300	2,902,113

MEXICO — 0.5%
Wal-Mart de Mexico SAB de CV	1,169,300	2,677,639

PHILIPPINES — 0.5%
Puregold Price Club, Inc.	2,299,400	2,360,529

PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	288,913	5,702,816

RUSSIA — 0.6%
Magnit PJSC GDR Reg S	70,669	2,893,344

SINGAPORE — 3.3%
Jardine Matheson Holdings Ltd.	70,700	4,479,552
Jardine Strategic Holdings Ltd.	73,000	3,157,316
United Overseas Bank Ltd.	473,299	8,219,197
		15,856,065
SOUTH AFRICA — 3.6%
Clicks Group Ltd.	502,597	5,854,239
Naspers Ltd., N Shares	54,422	11,764,547
		17,618,786

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
SOUTH KOREA — 3.8%
NAVER Corp.	4,378	$2,856,346
Samsung Electronics Co., Ltd. GDR 144A (b)	8,091	9,176,762
Samsung Fire & Marine Insurance Co., Ltd.	26,265	6,436,512
		18,469,620
SPAIN — 2.1%
Distribuidora Internacional de Alimentacion SA	627,766	3,666,201
Inditex SA	180,696	6,812,241
		10,478,442
SWEDEN — 5.6%
Atlas Copco AB, A Shares	23,278	987,507
Atlas Copco AB, B Shares	261,210	10,147,414
Investor AB, B Shares	151,300	7,485,451
Svenska Handelsbanken AB, A Shares	558,309	8,435,101
		27,055,473
SWITZERLAND — 7.1%
Compagnie Financiere Richemont SA	66,788	6,113,507
Mettler-Toledo International, Inc. (a)	15,282	9,568,977
Nestle SA	82,734	6,944,795
Schindler Holding AG, Participating Certificates	33,793	7,468,129
Swatch Group AG (The)	10,174	4,239,675
		34,335,083
TAIWAN — 4.5%
Delta Electronics, Inc.	855,000	4,411,343
Hon Hai Precision Industry Co., Ltd. GDR Reg S	753,994	5,277,958
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	331,908	12,463,145
		22,152,446
THAILAND — 0.7%
Thai Beverage PCL	4,800,000	3,188,240

UNITED KINGDOM — 14.8%
ASOS PLC (a)	89,142	7,120,279
Auto Trader Group PLC 144A (b)	1,227,756	6,459,209
Burberry Group PLC	202,602	4,783,741
Capita PLC	618,752	4,681,559
Hargreaves Lansdown PLC	521,894	10,356,053
Imagination Technologies Group PLC (a)	832,478	1,874,072
Intertek Group PLC	94,328	6,305,161
John Wood Group PLC	311,328	2,843,637
Johnson Matthey PLC	146,775	6,730,389
Jupiter Fund Management PLC	697,314	5,165,278
Rightmove PLC	146,519	7,945,538
Unilever PLC	92,864	5,374,902

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Shares	Value
UNITED KINGDOM (continued)
Weir Group PLC (The)	97,062	$2,554,813
		72,194,631
Total Common Stocks (cost $372,438,589)		475,517,131
PREFERRED STOCKS — 0.4%
GERMANY — 0.4%
Sartorius AG (cost $2,413,567)	23,426	2,241,598
TOTAL INVESTMENTS — 98.1% (cost $374,852,156)		$477,758,729
Other assets less liabilities — 1.9%		9,046,447
NET ASSETS — 100.0%		$486,805,176

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2017, the net value of these securities was $25,127,956 representing 5.2% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2017, the aggregate cost of investment securities for income tax purposes was approximately $375,762,246. Net unrealized appreciation aggregated $101,996,483 of which $119,972,927 related to appreciated investment securities and $17,976,444 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$25,322,743	$—	$25,322,743
Brazil	5,129,533	—	—	5,129,533
Canada	8,170,807	—	—	8,170,807
China	30,319,457	5,303,074	—	35,622,531
Denmark	—	24,905,392	—	24,905,392
Finland	—	5,904,037	—	5,904,037
France	—	7,247,132	—	7,247,132
Germany	—	23,922,810	—	23,922,810
Hong Kong	—	7,773,834	—	7,773,834
India	7,172,442	4,599,574	—	11,772,016
Japan	—	81,861,069	—	81,861,069
Malaysia	—	2,902,113	—	2,902,113
Mexico	2,677,639	—	—	2,677,639
Philippines	2,360,529	—	—	2,360,529
Portugal	—	5,702,816	—	5,702,816
Russia	—	2,893,344	—	2,893,344
Singapore	4,479,552	11,376,513	—	15,856,065
South Africa	—	17,618,786	—	17,618,786
South Korea	—	18,469,620	—	18,469,620

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Spain	$—	$10,478,442	$—	$10,478,442
Sweden	—	27,055,473	—	27,055,473
Switzerland	9,568,977	24,766,106	—	34,335,083
Taiwan	17,741,103	4,411,343	—	22,152,446
Thailand	—	3,188,240	—	3,188,240
United Kingdom	1,874,072	70,320,559	—	72,194,631
Total Common Stocks	89,494,111	386,023,020	—	475,517,131
Preferred Stocks
Germany	—	2,241,598	—	2,241,598
Total	$89,494,111	$388,264,618	$—	$477,758,729

For the International Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $291,728,776 and $48,702,277, respectively. $6,329,323 was transferred out of Level 1 into Level 2 during the period ended September 30, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2017.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/David Salter
David Salter, President
(principal executive officer)

Date	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David Salter
David Salter, President
(principal executive officer)

Date	11/29/2017

By (Signature and Title)*	/s/Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	11/29/2017

* Print the name and title of each signing officer under his or her signature.